Retirement benefit schemes	6 Months Ended
Jun. 30, 2024
Disclosure of defined benefit plans [abstract]
Retirement benefit schemes	Retirement benefit schemes
The Group’s subsidiary undertakings operate various funded and unfunded defined benefit schemes, including pension and post-
retirement healthcare schemes, and defined contribution schemes in various jurisdictions, with its most significant arrangements being in the U.S., the UK, Canada, Germany, Switzerland and the Netherlands. Together, schemes in these territories account for over 90% of the total underlying obligations of the Group’s defined benefit arrangements and over 70% of the current service cost.
Benefits provided through defined contribution schemes are charged as an expense as payments fall due. The liabilities arising in respect of defined benefit schemes are determined in accordance with the advice of independent, professionally qualified actuaries, using the projected unit credit method. It is Group policy that all schemes are formally valued at least every three years.
The overall net asset for all pension and healthcare schemes in Group subsidiaries amounted to £88 million at 30 June 2024, compared to a net asset of £75 million at 31 December 2023 (30 June 2023: £146 million).